Cover	Mar. 19, 2026	Oct. 20, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 19, 2026
Entity Registrant Name		SELECTQUOTE, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39295
Entity Tax Identification Number		94-3339273
Entity Address, Address Line One		6800 West 115th Street, Suite 2511
Entity Address, City or Town		Overland Park
Entity Address, State or Province		KS
Entity Address, Postal Zip Code		66211
City Area Code		913
Local Phone Number		599-9225
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		SLQT
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001794783
Amendment Flag		false